Approval of these consolidated financial statements	12 Months Ended
Dec. 31, 2018
Approval Of Consolidated Financial Statements [Abstract]
Approval of these consolidated financial statements
32	Approval of these consolidated financial statements
These consolidated financial statements were approved for issue by the board of directors of the Company on April 19, 2019.